CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 19,601	$ 20,300	$ 14,576
Other comprehensive income (loss):
Foreign currency translation adjustments	476	(1,367)	(11,181)
Unrealized gains (losses) arising from marketable securities during the period, net of tax	41	(37)	(158)
Losses reclassified into earnings from marketable securities, net of tax	0	5	3
Other Comprehensive Income (Loss), Net of Tax	517	(1,399)	(11,336)
Total comprehensive income	20,118	18,901	3,240
Comprehensive income (loss) attributed to non-controlling interests	(38)	59	158
Comprehensive income (loss) attributed to redeemable non-controlling interest	(135)	1	(18)
Comprehensive income adjustment to redeemable non-controlling interest	443	224	0
Comprehensive income attributable to Sapiens' shareholders	$ 19,848	$ 18,617	$ 3,100